Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.9%
General Dynamics Corp., 1.88%, 08/15/23(a)	$3,549	$3,544,031
Northrop Grumman Corp., 3.25%, 08/01/23	9,679	9,679,000
RTX Corp., 3.70%, 12/15/23 (Call 09/15/23)(a)	5,092	5,049,940
		18,272,971
Agriculture — 0.7%
Philip Morris International Inc., 3.60%, 11/15/23(a)	6,553	6,513,813
Reynolds American Inc., 4.85%, 09/15/23(a)	7,447	7,434,787
		13,948,600
Auto Manufacturers — 5.4%
American Honda Finance Corp.
0.65%, 09/08/23(a)	17,012	16,925,409
3.63%, 10/10/23(a)	10,119	10,078,929
Cummins Inc., 3.65%, 10/01/23 (Call 08/31/23)(a)	4,530	4,512,922
General Motors Financial Co. Inc., 1.70%, 08/18/23(a)	31,248	31,190,504
PACCAR Financial Corp.
0.35%, 08/11/23(a)	5,939	5,929,319
3.40%, 08/09/23(a)	1,995	1,994,062
Toyota Motor Credit Corp.
0.50%, 08/14/23(a)	18,984	18,952,107
1.35%, 08/25/23(a)	9,098	9,072,343
2.25%, 10/18/23(a)	7,812	7,755,129
3.45%, 09/20/23(a)	6,996	6,973,893
		113,384,617
Banks — 20.4%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23(a)	12,957	12,868,892
Bank of Montreal
0.40%, 09/15/23(a)	22,386	22,240,491
0.45%, 12/08/23(a)	17,661	17,334,978
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	8,769	8,608,177
2.20%, 08/16/23 (Call 08/11/23)(a)	8,226	8,215,717
3.45%, 08/11/23(a)	14,241	14,232,598
Bank of Nova Scotia (The)
0.40%, 09/15/23(a)	28,070	27,882,492
0.55%, 09/15/23	11,447	11,375,113
Canadian Imperial Bank of Commerce
0.50%, 12/14/23(a)	15,493	15,198,788
3.50%, 09/13/23	8,178	8,156,901
Citigroup Inc., 3.88%, 10/25/23(a)	13,516	13,456,394
Cooperatieve Rabobank UA, 4.63%, 12/01/23(a)	6,699	6,657,734
Credit Suisse AG/New York NY, 0.52%, 08/09/23(a)	16,070	16,041,717
Deutsche Bank AG/New York NY, Series E, 0.96%, 11/08/23	18,805	18,502,992
Discover Bank, 4.20%, 08/08/23(a)	12,659	12,653,303
Goldman Sachs Group Inc. (The), 1.22%, 12/06/23 (Call 08/07/23)	23,777	23,392,050
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	12,713	12,631,764
ING Groep NV, 4.10%, 10/02/23(a)	26,581	26,465,107
Lloyds Banking Group PLC, 4.05%, 08/16/23(a)	32,133	32,104,080
Mitsubishi UFJ Financial Group Inc., 2.53%, 09/13/23(a)	4,520	4,502,282
NatWest Group PLC, 3.88%, 09/12/23(a)	3,270	3,260,844
Royal Bank of Canada
0.50%, 10/26/23(a)	9,678	9,559,832
3.70%, 10/05/23(a)	28,724	28,608,529
State Street Corp., 3.70%, 11/20/23	9,135	9,074,892
Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc., 3.94%, 10/16/23(a)	$12,568	$12,513,455
Svenska Handelsbanken AB, 3.90%, 11/20/23(a)	10,668	10,603,032
Toronto-Dominion Bank (The), 0.45%, 09/11/23(a)	13,129	13,047,600
Truist Financial Corp., 3.75%, 12/06/23 (Call 11/06/23)(a)	13,127	13,019,359
Wells Fargo & Co., 4.13%, 08/15/23	15,292	15,284,201
		427,493,314
Beverages — 0.9%
Diageo Capital PLC, 3.50%, 09/18/23 (Call 08/18/23)(a)	6,646	6,626,394
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)(a)	6,886	6,826,436
PepsiCo Inc., 0.40%, 10/07/23(a)	4,941	4,894,308
		18,347,138
Biotechnology — 2.3%
Amgen Inc., 2.25%, 08/19/23 (Call 08/16/23)(a)	5,308	5,298,552
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 08/11/23)	21,095	20,935,100
2.50%, 09/01/23 (Call 08/31/23)(a)	10,318	10,292,205
Royalty Pharma PLC, 0.75%, 09/02/23	12,927	12,861,201
		49,387,058
Building Materials — 0.7%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/31/23)(a)	8,685	8,659,292
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	5,163	5,114,726
		13,774,018
Chemicals — 0.7%
Ecolab Inc., 0.90%, 12/15/23 (Call 08/11/23)(a)	6,970	6,848,095
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/31/23)(a)	9,050	8,996,062
		15,844,157
Computers — 1.7%
Hewlett Packard Enterprise Co., 4.45%, 10/02/23 (Call 09/02/23)	16,778	16,729,847
International Business Machines Corp., 3.38%, 08/01/23(a)	19,718	19,718,000
		36,447,847
Cosmetics & Personal Care — 0.6%
Procter & Gamble Co. (The), 3.10%, 08/15/23(a)	4,800	4,794,912
Unilever Capital Corp., 0.38%, 09/14/23(a)	6,923	6,880,424
		11,675,336
Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	26,277	25,973,238
4.50%, 09/15/23 (Call 08/16/23)(a)	3,285	3,278,101
Air Lease Corp., 3.00%, 09/15/23 (Call 08/31/23)	5,252	5,232,568
Aircastle Ltd., 4.40%, 09/25/23 (Call 08/25/23)(a)	4,867	4,850,306
Ally Financial Inc., 1.45%, 10/02/23 (Call 09/02/23)	12,461	12,347,356
American Express Co., 0.75%, 11/03/23(a)	13,895	13,723,258
Ameriprise Financial Inc., 4.00%, 10/15/23	10,246	10,205,016
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 08/31/23)(a)	3,320	3,310,073
		78,919,916
Electric — 8.7%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(a)	5,061	5,022,081
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 08/31/23)(a)	7,437	7,345,079

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)(a)	$7,511	$7,464,281
Black Hills Corp., 4.25%, 11/30/23 (Call 08/31/23)(a)	8,214	8,165,866
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 08/31/23)	18,326	18,021,422
Consumers Energy Co., 3.38%, 08/15/23	4,480	4,474,938
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	5,327	5,288,486
Duke Energy Corp., 3.95%, 10/15/23 (Call 08/31/23)(a)	4,262	4,244,100
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 08/31/23)(a)	4,410	4,400,386
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)(a)	4,471	4,461,298
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 08/11/23)(a)	9,209	9,072,062
4.05%, 09/01/23 (Call 08/31/23)(a)	4,598	4,587,011
Eversource Energy, Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	8,918	8,861,371
National Rural Utilities Cooperative Finance Corp., 3.40%, 11/15/23 (Call 08/15/23)(a)	6,255	6,218,846
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 08/11/23).	13,425	13,250,341
3.85%, 11/15/23 (Call 08/15/23)(a)	8,360	8,305,326
4.25%, 08/01/23	6,716	6,716,000
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	2,811	2,794,218
Public Service Electric & Gas Co., 3.25%, 09/01/23 (Call 08/01/23)(a)	3,150	3,142,786
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 08/11/23)(a)	11,013	10,865,095
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 08/31/23)(a)	4,440	4,429,877
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 08/31/23)(a)	2,878	2,867,553
Series J, 0.70%, 08/01/23	15,760	15,760,000
WEC Energy Group Inc., 0.55%, 09/15/23(a)	10,243	10,169,250
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(a)	7,326	7,249,516
		183,177,189
Electronics — 0.2%
Honeywell International Inc., 3.35%, 12/01/23(a)	4,230	4,196,837

Food — 0.9%
Conagra Brands Inc., 0.50%, 08/11/23(a)	6,400	6,391,168
Kellogg Co., 2.65%, 12/01/23(a)	6,890	6,822,409
Kroger Co. (The), 3.85%, 08/01/23(a)	3,367	3,367,000
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	2,907	2,895,895
		19,476,472
Gas — 0.4%
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/21/23)(a)	5,726	5,688,724
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/31/23)	3,445	3,421,780
		9,110,504
Health Care - Products — 2.8%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)(a)	13,541	13,433,214
Baxter International Inc., 0.87%, 12/01/23.	12,191	11,986,069
Revvity Inc., 0.55%, 09/15/23 (Call 08/11/23)(a)	6,585	6,542,593
Stryker Corp., 0.60%, 12/01/23 (Call 08/11/23)	8,742	8,594,522
Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc., 0.80%, 10/18/23 (Call 08/11/23)(a)	$17,784	$17,597,090
		58,153,488
Health Care - Services — 1.1%
Humana Inc., 0.65%, 08/03/23	20,468	20,468,000
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/31/23)(a)	3,107	3,091,248
		23,559,248
Home Builders — 0.3%
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)(a)	6,548	6,522,856

Insurance — 1.5%
Aon PLC, 4.00%, 11/27/23 (Call 08/31/23)(a)	4,795	4,766,518
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	5,776	5,742,499
Jackson Financial Inc., 1.13%, 11/22/23(a)	8,959	8,817,358
Lincoln National Corp., 4.00%, 09/01/23(a)	6,910	6,890,445
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	6,077	6,065,393
		32,282,213
Internet — 0.5%
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)(a)	10,405	10,369,831

Lodging — 0.9%
Hyatt Hotels Corp., 1.30%, 10/01/23 (Call 08/16/23)(a)	15,065	14,942,823
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	4,265	4,240,945
		19,183,768
Machinery — 2.1%
Caterpillar Financial Services Corp.
0.45%, 09/14/23(a)	6,283	6,246,245
3.65%, 12/07/23(a)	5,508	5,465,588
3.75%, 11/24/23(a)	7,148	7,106,399
CNH Industrial NV, 4.50%, 08/15/23(a)	7,913	7,908,252
John Deere Capital Corp.
0.40%, 10/10/23(a)	6,793	6,726,089
3.65%, 10/12/23(a)	7,086	7,055,459
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/11/23)	3,080	3,074,271
		43,582,303
Manufacturing — 0.2%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 08/16/23)	3,838	3,820,883

Media — 0.6%
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/31/23)	12,856	12,774,493

Mining — 0.3%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23(a)	6,356	6,335,279

Oil & Gas — 1.7%
Chevron USA Inc., 0.43%, 08/11/23(a)	7,721	7,711,117
Shell International Finance BV
0.38%, 09/15/23(a)	13,699	13,615,573
3.50%, 11/13/23 (Call 10/13/23)(a)	13,577	13,490,786
		34,817,476
Oil & Gas Services — 1.4%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 1.23%, 12/15/23	9,255	9,103,218

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	$20,329	$20,184,054
		29,287,272
Pharmaceuticals — 6.1%
AbbVie Inc., 3.75%, 11/14/23 (Call 10/14/23)(a)	20,702	20,581,307
AstraZeneca PLC, 3.50%, 08/17/23 (Call 08/16/23)(a)	8,573	8,565,713
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 08/11/23)(a)	19,850	19,566,145
3.25%, 11/01/23(a)	5,395	5,365,166
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)(a)	4,833	4,800,764
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23 (Call 08/16/23)	16,819	16,678,561
Johnson & Johnson, 3.38%, 12/05/23(a)	11,182	11,102,608
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	6,768	6,728,340
Pfizer Inc., 3.20%, 09/15/23 (Call 08/15/23)(a)	11,031	10,999,341
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 08/31/23)(a)	15,998	15,923,449
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	7,506	7,467,194
		127,778,588
Pipelines — 3.2%
Enbridge Inc.
0.55%, 10/04/23(a)	7,221	7,153,700
4.00%, 10/01/23 (Call 08/31/23)(a)	11,558	11,508,301
Energy Transfer LP, Series 5Y, 4.20%, 09/15/23 (Call 08/31/23)	6,967	6,950,209
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/31/23)(a)	8,688	8,649,686
Kinder Morgan Energy Partners LP, 3.50%, 09/01/23 (Call 08/31/23)(a)	8,347	8,326,049
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23 (Call 08/31/23)(a)	7,222	7,187,912
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 08/31/23)	8,785	8,745,995
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/31/23)	8,897	8,860,255
		67,382,107
Real Estate Investment Trusts — 0.8%
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	5,646	5,608,285
Boston Properties LP, 3.13%, 09/01/23 (Call 08/31/23)	3,397	3,383,004
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 08/31/23)(a)	5,416	5,391,466
Omega Healthcare Investors Inc., 4.38%, 08/01/23(a)	1,690	1,690,000
		16,072,755
Retail — 1.0%
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 08/31/23)(a)	4,056	4,046,509
Starbucks Corp., 3.85%, 10/01/23 (Call 08/31/23)(a)	10,668	10,630,769
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 08/11/23)	5,750	5,666,797
		20,344,075
Security	Par/ Shares (000)	Value

Semiconductors — 0.6%
Microchip Technology Inc., 2.67%, 09/01/23(a)	$12,687	$12,649,193

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 08/11/23)(a)	2,410	2,404,891

Software — 4.6%
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(a)	12,689	12,630,884
Microsoft Corp.
2.00%, 08/08/23(a)	20,876	20,859,091
3.63%, 12/15/23 (Call 09/15/23)(a)	10,658	10,578,811
Oracle Corp., 2.40%, 09/15/23 (Call 08/31/23)	33,153	33,012,763
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/31/23)(a)	6,015	5,999,060
VMware Inc., 0.60%, 08/15/23.	13,023	12,996,824
		96,077,433
Telecommunications — 4.2%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	10,983	10,917,431
Cisco Systems Inc., 2.20%, 09/20/23 (Call 08/31/23)(a)	5,504	5,477,801
Rogers Communications Inc., 4.10%, 10/01/23 (Call 08/31/23)(a)	14,085	14,037,111
Sprint LLC, 7.88%, 09/15/23	57,735	57,847,006
		88,279,349
Transportation — 0.7%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/23 (Call 08/11/23)(a)	11,098	11,076,026
Ryder System Inc., 3.88%, 12/01/23 (Call 11/01/23)(a)	4,353	4,319,787
		15,395,813
Total Long-Term Investments — 83.0%
(Cost: $1,746,219,875)		1,740,529,288

Short-Term Securities

Money Market Funds — 23.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(b)(c)(d)	163,063	163,112,149
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(b)(c)	335,130	335,130,000

Total Short-Term Securities — 23.7%
(Cost: $498,150,799)		498,242,149

Total Investments — 106.7%
(Cost: $2,244,370,674)		2,238,771,437

Liabilities in Excess of Other Assets — (6.7)%		(140,941,985)

Net Assets — 100.0%		$2,097,829,452

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$293,003,583	$—		$(130,060,661	)(a)	$56,743	$112,484	$163,112,149	163,063	$820,055	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,380,000	268,750,000	(a)	—		—	—	335,130,000	335,130	2,343,353		56
						$56,743	$112,484	$498,242,149		$3,163,408		$56

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,740,529,288	$—	$1,740,529,288
Short-Term Securities
Money Market Funds	498,242,149	—	—	498,242,149
	$498,242,149	$1,740,529,288	$—	$2,238,771,437

4